Maturities of Long-term Debt excluding Unamortized Debt Issuance Costs (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Long Term Debt Maturities Repayments Of Principal [Line Items]
2017	$ 2,477
2018	7,229
2019	5,548
2020	9,040
2021	12,097
Thereafter	$ 71,988